Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between “compensation actually paid” to our named executive officers and certain financial performance metrics of our Company and the Bloomberg REIT Mortgage Index (the “BBREMTG Index”), a capitalization-weighted index of mortgage REITs, for the same period. The Compensation Committee has not historically evaluated, and does not currently evaluate “compensation actually paid” as calculated pursuant to Item 402(v)(2) of Regulation
S-K
as part of its executive compensation determinations; accordingly, the Compensation Committee does not use any financial or non-financial
performance measure specifically to link executive “compensation actually paid” to our Company’s performance. For further information concerning our compensation philosophy, refer to “—Compensation Discussion and Analysis”.
The following tables illustrate the compensation actually paid to our Chief Executive Officer (“PEO”) and our current and former Chief Financial Officers
(“non-PEO
NEOs”) for the years ended December 31, 2023, 2022, 2021 and 2020:

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for non-PEO NEOs (2)	Average Compensation Actually Paid to non-PEO NEOs (1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (4)	Distributable Earnings (5)
					Total Stockholder Return (3)	BBREMTG Index Return (3)
2023	$1,099,999	$1,694,641	$1,000,261	$1,028,736	$107	$79	$58,127	$157,534
2022	$2,200,163	$1,499,935	$1,233,608	$1,051,086	$86	$69	$265,232	$239,294
2021	$2,200,000	$3,129,238	$361,968	$429,051	$93	$92	$223,515	$188,679
2020	$2,399,993	$1,497,093	$948,720	$870,215	$71	$78	$18,377	$125,592

(1)	Refer to the following table which illustrates the calculation of compensation actually paid for the years ended December 31, 2023, 2022, 2021 and 2020:

	PEO				Non-PEO NEOs (2)
	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table (“SCT”) Total	$1,099,999	$2,200,163	$2,200,000	$2,399,993	$1,000,261	$1,233,608	$361,968	$948,720
SCT Stock Awards	(1,099,999)	(2,200,163)	(2,200,000)	(2,399,993)	(149,992)	(249,999)	—	(165,750)
Year End Fair Value of Unvested Stock Awards	1,067,272	2,085,794	2,212,525	2,331,123	145,529	218,406	—	160,993
Year End Change In Fair Value of Prior Year Unvested Stock Awards	181,569	(435,958)	362,071	(882,617)	13,262	—	24,891	(74,746)
Change in Fair Value of Prior Year Stock Awards	186,418	(404,210)	299,919	(124,961)	730	—	24,681	(13,699)
Fair Value of Stock Awards Forfeited	—	—	—	—	—	(164,605)	—	—
Value of Dividends on Unvested Stock Awards	259,384	254,309	254,723	173,548	18,946	13,676	17,511	14,697

Compensation Actually Paid	$1,694,641	$1,499,935	$3,129,238	$1,497,093	$1,028,736	$1,051,086	$429,051	$870,215

(2)
Includes compensation for Jai Agarwal and Ms. Mironova for the applicable period. Anastasia Mironova became our Chief Financial Officer, Treasurer and Secretary effective April 4, 2022, succeeding Jai Agarwal who resigned from these positions effective January 21, 2022. For purposes of determining compensation and compensation actually paid to non-PEO
NEOs, we have shown the aggregate compensation for Mr. Agarwal and Ms. Mironova as they were non-PEO
NEOs at different times of the year.

(3)
Total Stockholder Return and BBREMTG Index return represents the return on a $100 investment for the year ended December 31, 2020, the two years ended December 31, 2021, the three years ended December 31, 2022, and the four years ended December 31, 2023 assuming investment at the closing price on December 31, 2019 and reinvestment of all dividends.

(4)	Net Income as determined in accordance with accounting principles generally accepted in the United States (“GAAP”). Amounts in thousands.
(5)	Represents Distributable Earnings, a non-GAAP financial measure as defined below. Amounts in thousands.

Company Selected Measure Name	Distributable Earnings
Named Executive Officers, Footnote	Includes compensation for Jai Agarwal and Ms. Mironova for the applicable period. Anastasia Mironova became our Chief Financial Officer, Treasurer and Secretary effective April 4, 2022, succeeding Jai Agarwal who resigned from these positions effective January 21, 2022. For purposes of determining compensation and compensation actually paid to non-PEO
NEOs, we have shown the aggregate compensation for Mr. Agarwal and Ms. Mironova as they were non-PEO
	NEOs at different times of the year.
Peer Group Issuers, Footnote	Total Stockholder Return and BBREMTG Index return represents the return on a $100 investment for the year ended December 31, 2020, the two years ended December 31, 2021, the three years ended December 31, 2022, and the four years ended December 31, 2023 assuming investment at the closing price on December 31, 2019 and reinvestment of all dividends.
PEO Total Compensation Amount	$ 1,099,999	$ 2,200,163	$ 2,200,000	$ 2,399,993
PEO Actually Paid Compensation Amount	$ 1,694,641	1,499,935	3,129,238	1,497,093
Adjustment To PEO Compensation, Footnote
(1)	Refer to the following table which illustrates the calculation of compensation actually paid for the years ended December 31, 2023, 2022, 2021 and 2020:

	PEO				Non-PEO NEOs (2)
	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table (“SCT”) Total	$1,099,999	$2,200,163	$2,200,000	$2,399,993	$1,000,261	$1,233,608	$361,968	$948,720
SCT Stock Awards	(1,099,999)	(2,200,163)	(2,200,000)	(2,399,993)	(149,992)	(249,999)	—	(165,750)
Year End Fair Value of Unvested Stock Awards	1,067,272	2,085,794	2,212,525	2,331,123	145,529	218,406	—	160,993
Year End Change In Fair Value of Prior Year Unvested Stock Awards	181,569	(435,958)	362,071	(882,617)	13,262	—	24,891	(74,746)
Change in Fair Value of Prior Year Stock Awards	186,418	(404,210)	299,919	(124,961)	730	—	24,681	(13,699)
Fair Value of Stock Awards Forfeited	—	—	—	—	—	(164,605)	—	—
Value of Dividends on Unvested Stock Awards	259,384	254,309	254,723	173,548	18,946	13,676	17,511	14,697

Compensation Actually Paid	$1,694,641	$1,499,935	$3,129,238	$1,497,093	$1,028,736	$1,051,086	$429,051	$870,215

Non-PEO NEO Average Total Compensation Amount	$ 1,000,261	1,233,608	361,968	948,720
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,028,736	1,051,086	429,051	870,215
Adjustment to Non-PEO NEO Compensation Footnote
(1)	Refer to the following table which illustrates the calculation of compensation actually paid for the years ended December 31, 2023, 2022, 2021 and 2020:

	PEO				Non-PEO NEOs (2)
	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table (“SCT”) Total	$1,099,999	$2,200,163	$2,200,000	$2,399,993	$1,000,261	$1,233,608	$361,968	$948,720
SCT Stock Awards	(1,099,999)	(2,200,163)	(2,200,000)	(2,399,993)	(149,992)	(249,999)	—	(165,750)
Year End Fair Value of Unvested Stock Awards	1,067,272	2,085,794	2,212,525	2,331,123	145,529	218,406	—	160,993
Year End Change In Fair Value of Prior Year Unvested Stock Awards	181,569	(435,958)	362,071	(882,617)	13,262	—	24,891	(74,746)
Change in Fair Value of Prior Year Stock Awards	186,418	(404,210)	299,919	(124,961)	730	—	24,681	(13,699)
Fair Value of Stock Awards Forfeited	—	—	—	—	—	(164,605)	—	—
Value of Dividends on Unvested Stock Awards	259,384	254,309	254,723	173,548	18,946	13,676	17,511	14,697

Compensation Actually Paid	$1,694,641	$1,499,935	$3,129,238	$1,497,093	$1,028,736	$1,051,086	$429,051	$870,215

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs Total Stockholder Return (“TSR”) :
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs Net Income (in thousands):
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs Distributable Earnings (in thousands):
Tabular List, Table
List of Financial Performance Measures
The Compensation Committee considers various financial performance metrics, along with other quantitative, qualitative, and individual performance measures when determining the appropriate compensation for our named executive officers. Pursuant to Item 402(v)(6) of Regulation
S-K,
the most important measures considered for the year ended December 31, 2023 include:

Most Important Financial Performance Measures
Distributable Earnings
Dividend Coverage Ratio
Book Value Per Share

Total Shareholder Return Amount	$ 107	86	93	71
Peer Group Total Shareholder Return Amount	79	69	92	78
Net Income (Loss)	$ 58,127,000	$ 265,232,000	$ 223,515,000	$ 18,377,000
Company Selected Measure Amount	157,534,000	239,294,000	188,679,000	125,592,000
Measure:: 1
Pay vs Performance Disclosure
Name	Distributable Earnings
Non-GAAP Measure Description	Represents Distributable Earnings, a non-GAAP financial measure as defined below. Amounts in thousands.
Measure:: 2
Pay vs Performance Disclosure
Name	Dividend Coverage Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Book Value Per Share
PEO | SCT Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,099,999)	$ (2,200,163)	$ (2,200,000)	$ (2,399,993)
PEO | Year End Fair Value of Unvested Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,067,272	2,085,794	2,212,525	2,331,123
PEO | Year End Change In Fair Value of Prior Year Unvested Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	181,569	(435,958)	362,071	(882,617)
PEO | Change in Fair Value of Prior Year Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	186,418	(404,210)	299,919	(124,961)
PEO | Value of Dividends on Unvested Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	259,384	254,309	254,723	173,548
Non-PEO NEO | SCT Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(149,992)	(249,999)		(165,750)
Non-PEO NEO | Year End Fair Value of Unvested Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	145,529	218,406		160,993
Non-PEO NEO | Year End Change In Fair Value of Prior Year Unvested Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,262		24,891	(74,746)
Non-PEO NEO | Change in Fair Value of Prior Year Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	730		24,681	(13,699)
Non-PEO NEO | Fair Value of Stock Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(164,605)
Non-PEO NEO | Value of Dividends on Unvested Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 18,946	$ 13,676	$ 17,511	$ 14,697